STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Weighted average fair value	$ 9.65	$ 7.46
Risk-free interest rate	1.00%	0.30%
Dividend yield	2.80%	3.40%
Volatility of Class B Non-Voting Shares	23.10%	23.10%
Weighted average expected life	5	5.1